Business Description and Basis of Preparation - CONSOLIDATED INCOME STATEMENT (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Share of post-tax losses in equity method investments	$ (153)	$ (138)	$ (207)	$ (251)
Tax expense	(16)	(47)	(63)	(48)
Earnings from continuing operations	131	207	322	321
Net earnings	126	180	319	284
Earnings attributable to common shareholders	$ 126	180	$ 319	284
As Reported
Statement [Line Items]
Share of post-tax losses in equity method investments		(126)		(223)
Tax expense		(50)		(55)
Earnings from continuing operations		216		342
Net earnings		189		305
Earnings attributable to common shareholders		$ 189		$ 305
Basic earnings per share from continuing operations		$ 0.43		$ 0.68
Basic earnings per share		0.38		0.60
Diluted earnings per share from continuing operations		0.43		0.68
Diluted earnings per share		$ 0.37		$ 0.60
Revision
Statement [Line Items]
Share of post-tax losses in equity method investments		$ (12)		$ (28)
Tax expense		3		7
Earnings from continuing operations		(9)		(21)
Net earnings		(9)		(21)
Earnings attributable to common shareholders		$ (9)		$ (21)
Basic earnings per share from continuing operations		$ (0.02)		$ (0.04)
Basic earnings per share		(0.02)		(0.04)
Diluted earnings per share from continuing operations		(0.02)		(0.04)
Diluted earnings per share		$ (0.01)		$ (0.04)
As Revised
Statement [Line Items]
Share of post-tax losses in equity method investments		$ (138)		$ (251)
Tax expense		(47)		(48)
Earnings from continuing operations		207		321
Net earnings		180		284
Earnings attributable to common shareholders		$ 180		$ 284
Basic earnings per share from continuing operations		$ 0.41		$ 0.64
Basic earnings per share		0.36		0.56
Diluted earnings per share from continuing operations		0.41		0.64
Diluted earnings per share		$ 0.36		$ 0.56